Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Summary of Operating Segments
	01/01 to 12/31/2022
	Retail Business	Wholesale Business	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	90,509	49,229	2,983	142,721	2,136	144,857
Interest margin (1)	54,881	34,701	2,979	92,561	(5,350)	87,211
Revenues from banking services and bank charges	26,787	14,143	177	41,107	5,271	46,378
Income from insurance and private pension operations before claim and selling expenses	8,841	385	(173)	9,053	(3,115)	5,938
Other revenues	-	-	-	-	5,330	5,330
Cost of Credit	(29,908)	(2,392)	-	(32,300)	4,563	(27,737)
Claims	(1,538)	(11)	-	(1,549)	(1)	(1,550)
Operating margin	59,063	46,826	2,983	108,872	6,698	115,570
Other operating income / (expenses)	(43,512)	(19,482)	(374)	(63,368)	(14,669)	(78,037)
Non-interest expenses (2)	(37,302)	(17,019)	(312)	(54,633)	(14,531)	(69,164)
Tax expenses for ISS, PIS and COFINS and Other	(6,210)	(2,463)	(62)	(8,735)	(810)	(9,545)
Share of profit or (loss) in associates and joint ventures	-	-	-	-	672	672
Income before income tax and social contribution	15,551	27,344	2,609	45,504	(7,971)	37,533
Income tax and social contribution	(4,594)	(9,076)	(14)	(13,684)	6,888	(6,796)
Non-controlling interests	45	(825)	(254)	(1,034)	(1)	(1,035)
Net income	11,002	17,443	2,341	30,786	(1,084)	29,702

12/31/2022	Total assets (*) -	1,524,983	1,175,209	171,983	2,469,958	(146,518)	2,323,440
	Total liabilities -	1,455,227	1,102,834	144,379	2,300,224	(154,127)	2,146,097
(*) Includes:
Investments in associates and joint ventures		2,114	-	4,798	6,912	531	7,443
Fixed assets, net		5,781	1,282	-	7,063	704	7,767
Goodwill and Intangible assets, net		8,660	9,062	-	17,722	5,392	23,114
1) Includes interest and similar income and expenses of R$ 51,758, result of financial assets and liabilities at fair value through profit or loss of R$ 34,173 and foreign exchange results and exchange variations in foreign transactions of R$ 1,280.
2) Refers to general and administrative expenses including depreciation and amortization expenses of R$ (5,750).
3) The IFRS Consolidated figures do not represent the sum of the parties because there are intercompany transactions that were eliminated only in the consolidated statements. Segments are assessed by top management, net of income and expenses between related parties.

	01/01 to 12/31/2021
	Retail Business	Wholesale Business	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	75,443	38,228	11,930	125,601	773	126,374
Interest margin (1)	43,042	24,005	11,099	78,146	(2,937)	75,209
Commissions and Banking Fees	25,169	13,817	884	39,870	2,454	42,324
Income from insurance and private pension operations before claim and selling expenses	7,232	406	(53)	7,585	(2,231)	5,354
Other revenues	-	-	-	-	3,487	3,487
Cost of Credit	(18,278)	(1,956)	-	(20,234)	7,455	(12,779)
Claims	(1,591)	(9)	-	(1,600)	-	(1,600)
Operating margin	55,574	36,263	11,930	103,767	8,228	111,995
Other operating income / (expenses)	(40,116)	(17,743)	(1,055)	(58,914)	(10,850)	(69,764)
Non-interest expenses (2)	(35,031)	(15,699)	(478)	(51,208)	(11,341)	(62,549)
Tax expenses for ISS, PIS and COFINS and Other	(5,085)	(2,044)	(577)	(7,706)	(673)	(8,379)
Share of profit or (loss) in associates and joint ventures	-	-	-	-	1,164	1,164
Income before income tax and social contribution	15,458	18,520	10,875	44,853	(2,622)	42,231
Income tax and social contribution	(5,593)	(6,799)	(3,997)	(16,389)	2,542	(13,847)
Non-controlling interests	(330)	(591)	(664)	(1,585)	(39)	(1,624)
Net income	9,535	11,130	6,214	26,879	(119)	26,760

12/31/2021	Total assets (*) -	1,311,330	1,013,836	133,123	2,166,019	(96,813)	2,069,206
	Total liabilities -	1,252,211	945,311	105,190	2,010,442	(105,712)	1,904,730
(*) Includes:
Investments in associates and joint ventures		2,008	-	4,338	6,346	(225)	6,121
Fixed assets, net		5,420	997	-	6,417	546	6,963
Goodwill and Intangible assets, net		8,371	9,557	-	17,928	3,182	21,110
1) Includes interest and similar income and expenses of R$ 59,948, result of financial assets and liabilities at fair value through profit or loss of R$ 16,678 and foreign exchange results and exchange variations in foreign transactions of R$ (1,417).
2) Refers to general and administrative expenses including depreciation and amortization expenses of R$ (5,548).
3) The IFRS Consolidated figures do not represent the sum of the parties because there are intercompany transactions that were eliminated only in the consolidated statements. Segments are assessed by top management, net of income and expenses between related parties.

	01/01 to 12/31/2020
	Retail Business	Wholesale Business	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	72,680	32,187	9,918	114,785	(14,586)	100,199
Interest margin (1)	41,818	19,883	8,394	70,095	(20,042)	50,053
Revenues from banking services and bank charges	23,918	11,911	1,401	37,230	1,327	38,557
Income from insurance and private pension operations before claim and selling expenses	6,944	393	123	7,460	(2,972)	4,488
Other revenues	-	-	-	-	7,101	7,101
Cost of Credit	(21,247)	(8,968)	6	(30,209)	5,583	(24,626)
Claims	(1,345)	(8)	-	(1,353)	(1)	(1,354)
Operating margin	50,088	23,211	9,924	83,223	(9,004)	74,219
Other operating income / (expenses)	(40,221)	(16,133)	(650)	(57,004)	(11,985)	(68,989)
Non-interest expenses (2)	(35,310)	(14,592)	(287)	(50,189)	(14,018)	(64,207)
Tax expenses for ISS, PIS and COFINS and Other	(4,911)	(1,541)	(363)	(6,815)	634	(6,181)
Share of profit or (loss) in associates and joint ventures	-	-	-	-	1,399	1,399
Income before income tax and social contribution	9,867	7,078	9,274	26,219	(20,989)	5,230
Income tax and social contribution	(3,071)	(1,893)	(3,099)	(8,063)	17,897	9,834
Non-controlling interests	(175)	601	(46)	380	3,452	3,832
Net income	6,621	5,786	6,129	18,536	360	18,896

12/31/2020	Total assets (*) -	1,265,620	981,034	143,715	2,112,586	(93,335)	2,019,251
	Total liabilities -	1,218,977	915,253	108,432	1,964,880	(100,154)	1,864,726
(*) Includes:
Investments in associates and joint ventures		2,012	-	13,879	15,891	(321)	15,570
Fixed assets, net		4,587	806	-	5,393	1,544	6,937
Goodwill and Intangible assets, net		4,978	9,901	-	14,879	2,451	17,330
1) Includes interest and similar income and expenses of R$ 40,811, result of financial assets and liabilities at fair value through profit or loss of R$ 6,553 and foreign exchange results and exchange variations in foreign transactions of R$ 2,689.
2) Refers to general and administrative expenses including depreciation and amortization expenses of R$ (5,064).
3) The IFRS Consolidated figures do not represent the sum of the parties because there are intercompany transactions that were eliminated only in the consolidated statements. Segments are assessed by top management, net of income and expenses between related parties.

Summary of Result of Non-Current Assets and Main Services and Products by Geographic Region

	12/31/2022			12/31/2021
	Brazil	Abroad	Total	Brazil	Abroad	Total
Non-current assets	30,230	651	30,881	21,390	6,683	28,073

	01/01 to 12/31/2022			01/01 to 12/31/2021			01/01 to 12/31/2020
	Brazil	Abroad	Total	Brazil	Abroad	Total	Brazil	Abroad	Total
Income related to interest and similar (1,2,3)	174,118	51,608	225,726	117,094	27,420	144,514	104,364	19,247	123,611
Income from insurance and private pension operations before claim and selling expenses (3)	5,093	845	5,938	5,332	22	5,354	4,488	-	4,488
Commissions and Banking Fees (3)	31,928	14,450	46,378	37,744	4,580	42,324	34,624	3,933	38,557
1) Includes interest and similar income, result of financial assets and liabilities at fair value through profit or loss and foreign exchange results and exchange variations in foreign transactions.
2) ITAÚ UNIBANCO HOLDING does not have customers representing 10% or higher of its revenues.
3) In "Brazil" geographic region the companies headquartered in the country and "Abroad" are considered; the other companies, the amounts consider the already eliminated values.